Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
EQUITY

NOTE 4: EQUITY

a.	Composition of share capital as of June 30, 2021, June 30, 2020 and December 31, 2020:

	June 30, 2021		December 31, 2020		June 30, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	3,600,000,000	317,686,651	1,800,000,000	145,148,593	1,000,000,000	563,521,454

Description of ADSs:

The Bank of New York Mellon, as depositary, registers and delivers the Company’s ADSs. Each ADS represents one hundred and forty (140) Ordinary Shares.. Each ADS also represents any other securities, cash or other property which may be held by the depositary.

Reverse Share Split

On September 17, 2020, the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 Ordinary Shares to 750,000,000 Ordinary Shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).

On October 16, 2020, the Company convened a special general meeting of its shareholders, whereby the shareholders approved an increase to the Company’s share capital from 750,000,000 Ordinary Shares to 1,800,000,000 Ordinary Shares.

On October 1, 2020, the Company’s Board resolved that the final ratio for the Reverse Split will be 20:1, which went effective on October 16, 2020. Concurrently with the Reverse Split, a change to the ratio of its ADSs to its ordinary shares was effective pursuant to which each ADS representing 40 Ordinary Shares changed to each ADS representing 140 Ordinary Shares.

On March 2, 2021, the Company convened a special general meeting of its shareholders, whereby the shareholders approved to eliminate the par value of the Ordinary Shares and an increase to the Company’s share capital from 1,800,000,000 Ordinary Shares to 3,600,000,000 ordinary shares.

On July 19, 2021, the Company’s Board resolved that the final ratio for the Reverse Split will be 140:1, which went effective on August 9, 2021. Concurrently with the Reverse Split, a change to the ratio of its ADSs to its Ordinary Shares was effective pursuant to which each ADS representing 140 ordinary shares changed to each ADS representing 1 Ordinary Share. Since the ADS to ordinary shares ratio is being reduced on the same proportionate basis as the reverse split, no overall effect on the ADS share price is expected. The number of ADSs held by each holder is not expected to change, and no action is required by ADS holders.

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2021	145,148,593

Cancellation of shares	(182)

Issuance of share capital – March 2021 Financing Round (Note 4d)	128,284,240

Exercise of November 2020 Warrants (Note 4c)	30,254,000

Exercise of Pre-funded warrants (Note 4d)	14,000,000

Balance at June 30, 2021	317,686,651

b.	On April 1, 2020 the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1.25 million. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.

The Series B warrants are classified as a financial liability that will be measured at fair value, through profit or loss, as of the issuance date and on any following financial reporting date (accordingly, issue expenses related to the Series B warrants will be recorded through profit or loss). No consideration will be left to attribute to the pre-funded warrants, which is an equity instrument.

The valuation of the conversion component of the Series B warrants was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, and was categorized as Level 3 by the Company.

c.	On November 20, 2020, the Company completed an offering for gross proceeds of $4,200,000 by way of the issuance of an aggregate of 835,447 units, each consisting of (i) one ADS and (ii) two warrants to purchase one ADS each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance.

The November 2020 Warrants are classified as issued warrants in the Company’s equity.

During February 2021 through to June 2021, the Company received proceeds of $1,085,000 in respect of the exercise of 216,100 of the November 2020 Warrants and issued 30,254,000 shares.

d.	On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150,000, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ADS of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrant”) and a Series B Warrant (the “2021 Series B Warrant”) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The Series A Warrant have an exercise price of $7.07 per ADS and the Series B Warrants have an exercise price of $10.60 per ADS “March 2021 Warrants”). Both were exercisable upon issuance and will expire five years from the date of issuance.

The March 2021 Warrants are classified as issued warrants in the Company’s equity.

During June 2021, the Company issued 14,000,000 shares in respect of the exercise of 100,000 of the pre-funded warrant.